Annual Total Returns[BarChart] - Goldman Sachs ActiveBeta_R US Small Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF	2018	2019	2020
Total	(8.72%)	23.43%	15.80%